SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2012 Proposed or pending approval Bodashutong item	Nov. 30, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program	Dec. 31, 2012 Tender offer repurchase program	Dec. 31, 2012 Subsequent Events Bodashutong	Dec. 31, 2011 Subsequent Events Bodashutong	Mar. 22, 2013 Subsequent Events NGN	Mar. 22, 2013 Subsequent Events DOCSIS-EOC	Jan. 10, 2013 Subsequent Events Tender offer repurchase program	Mar. 21, 2013 Subsequent Events One-for-Three Reverse Share Split	Mar. 27, 2013 Subsequent Events "Go Private" Proposal Mr. Lu	Mar. 27, 2013 Subsequent Events "Go Private" Proposal Shah Capital	Mar. 27, 2013 Subsequent Events "Go Private" Proposal Proposed or pending approval item
Tender Offer
Ordinary shares authorized to be repurchased under a tender offer				25,000,000
Ordinary shares after reverse share split authorized to be repurchased under a tender offer				8,333,333
Share price (in dollars per share)	$ 3.09			$ 1.20
Share price after reverse share split (in dollars per share)				$ 3.60
Ordinary shares repurchased					25,000,000						25,000,000
Ordinary shares after reverse share split						8,333,333					8,333,333
Repurchase of ordinary shares	$ 8,842,000	$ 6,301,000			$ 30,000,000						$ 30,000,000
One-for-Three Reverse Share Split
Authorized share capital (in shares)	250,000,000	250,000,000										250,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375										$ 0.00375
Disposal of Bodashutong
Amount invested								600,000
Equity interest owned (as a percent)							30.00%
Number of shareholders to whom the equity interest is transferred equally			3
Equity interest transferred to three shareholders			600,000
Receipt of Go Private Proposal
Share price offered in proposal to purchase shares of UTStarcom (in dollars per share)															$ 3.20
Number of independent directors in special committee															3
Investment, ownership interest (as a percent)													3.20%	17.60%
NGN spin off
Cash payment from divestment to third party									2,700,000
DOCSIS-EOC disposal
Cash consideration for disposal of product from third party										$ 1,800,000